                                                                   SUPPLEMENT TO
                                                  PROSPECTUSES DATED MAY 1, 2000


                        GOLD TRACK SELECT (NEW YORK ONLY)

The following information supplements the Prospectus for The Travelers Fund QP for Variable Annuities. Keep this supplement with the Gold Track Select Prospectus for future reference.

Additional funding options are available under the Gold Track Select Contract in the state of New York. They are listed below, along with their investment objectives and investment advisers. For additional information regarding each funding option, please refer to the applicable prospectus which must accompany the Gold Track Select prospectus.


--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPTIONS                       INVESTMENT OBJECTIVE                            INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                 Seeks to provide investment results that        Mellon Equity Associates
                                         correspond to the price and yield
                                         performance of publicly traded common stocks
                                         in the aggregate, as represented by the
                                         Standard & Poor's 500 Composite Stock Price
                                         Index.
--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
--------------------------------------------------------------------------------------------------------------------------------
    Templeton Global Income Securities   Seeks high current income                       Franklin Advisers, Inc.
    Fund*+                                                                               Subadviser: Templeton Investment
                                                                                         Counsel, Inc.
--------------------------------------------------------------------------------------------------------------------------------
    Templeton Growth Securities          Seeks capital growth by investing               Templeton Global Advisors, Limited
    Fund*                                predominantly in equity securities of
                                         companies with a favorable outlook for
                                         earnings and whose rate of growth is
                                         expected to exceed that of the U.S. economy
                                         over time. Current income is only an
                                         incidental consideration.
--------------------------------------------------------------------------------------------------------------------------------
    Templeton Asset Strategy Fund**      Seeks high level of total return with           Templeton Investment Counsel, Inc.
                                         reduced risk over the long term through a
                                         flexible policy of investing in stocks of
                                         companies in any nation and debt obligations
                                         of companies and governments of any nation.
--------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND:
--------------------------------------------------------------------------------------------------------------------------------
    High Income Portfolio*- Initial      Seeks high level of current income by           Fidelity Management & Research
    Class                                investing primarily in high-yielding (i.e.,     Company
                                         high risk), lower-rated, fixed-income
                                         securities, while also considering growth of
                                         capital
--------------------------------------------------------------------------------------------------------------------------------
    Equity-Income Portfolio - Initial    Seeks reasonable income by investing            Fidelity Management & Research
    Class                                primarily in income-producing equity            Company
                                         securities
--------------------------------------------------------------------------------------------------------------------------------
    Growth Portfolio - Initial           Seeks capital appreciation                      Fidelity Management & Research
    Class                                                                                Company
--------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS
FUND II:
--------------------------------------------------------------------------------------------------------------------------------
    Asset Manager Portfolio**-          Seeks high total return with reduced risk        Fidelity Management & Research
    Initial Class                        over the long run.                              Company
--------------------------------------------------------------------------------------------------------------------------------

The Funding Options marked with an asterisk (*) are considered Competing Funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. Please refer to the contract for transfer restrictions.

+Not available to new investors as of May 1, 2001. Before the end of 2001, we anticipate substituting shares of a new portfolio for this portfolio. You should know, however, that we cannot proceed with the proposed substitution until we receive certain regulatory approvals, and that details of the substitution, including the new portfolio to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and will notify you after the substitution has happened. Also, we will send you a current prospectus for the new funding option before the substitution occurs. Please contact your agent for more details.




Fee Table Information
(based on information as of 12/31/00):

                                                                                              Total
                                               Management Fee        Other Expenses       Annual Operating
                                               (after expense        (after expense          Expenses
                                               reimbursement)        reimbursement)       (after expense
                                                                                          reimbursement)
Dreyfus Stock Index Fund                             0.25%                0.01%                 0.26%
Templeton Global Income Securities Fund
(Class 1)(1)                                         0.63%                0.09%                 0.72%
Templeton Growth Securities Fund  (Class 1)(1)       0.81%                0.07%                 0.88%
Templeton Asset Strategy Fund (Class 1)              0.60%                0.21%                 0.81%
High Income Portfolio                                0.58%                0.10%                 0.68%
Equity-Income Portfolio(2)                           0.48%                0.08%                 0.56%
Growth Portfolio(2)                                  0.57%                0.08%                 0.65%
Asset Manager Portfolio                              0.53%                0.08%                 0.61%


(1)The Fund adminstration fee is paid indirectly through the Management Fee for TEMPLETON GLOBAL INCOME SECURITIES FUND and TEMPLETON GROWTH SECURITIES FUND.

(2)Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the EQUITY-INCOME PORTFOLIO - INITIAL CLASS and GROWTH PORTFOLIO - INITIAL CLASS would have been 0.55% and 0.64%, respectively.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

If the Contract/Certificate is              If the Contract/Certificate is NOT
surrendered at the end of the               surrendered at the end of the
period shown*:                              period shown:

-----------------------------------------------------------------------------------------------------------------------
                                                One     Three    Five     Ten      One        Three     Five     Ten
                                                Year    Years    Years   Years     Year       Years     Years    Years
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                   68      94      121      186       16         49        85      186
-----------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund+         72     107      144      235       21         63       109      235
-----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 74     112      151      251       22         68       117      251
-----------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund                    73     110      148      244       21         66       113      244
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio               83     142      202      353       33         99       169      353
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio             70     102      136      218       19         58       101      218
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    71     105      140      227       20         61       105      227
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio          71     104      138      223       19         60       103      223
-----------------------------------------------------------------------------------------------------------------------


*The applicable surrender charge may be waived upon annuitization. (See "Charges Under the Contract" in the prospectus.)

+Not available to new investors as of May 1, 2001.

    L-21247-01                                                              7/01